EATON VANCE MULTI-CAP GROWTH FUND
Supplement to Prospectus dated January 1, 2012

1. Any references to Multi-Cap Growth Portfolio should be changed to Eaton Vance Multi-Cap Growth Fund, except in the tables under “Financial Highlights” and as otherwise noted below.

2. As of the date of this Supplement, Eaton Vance Multi-Cap Growth Fund now offers Class I Shares.

3. The following replaces “Fees and Expenses of the Fund” under “Fund Summary” and reflects the addition of Class I shares and certain other changes:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (estimated for Class I)	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%	1.00%

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 695	$ 949	$ 1,222	$ 1,999	$ 695	$ 949	$ 1,222	$ 1,999
Class B shares	$ 703	$ 1,027	$ 1,278	$ 2,134	$ 203	$ 627	$ 1,078	$ 2,134
Class C shares	$ 303	$ 627	$ 1,078	$ 2,327	$ 203	$ 627	$ 1,078	$ 2,327
Class I shares	$ 102	$ 318	$ 552	$ 1,225	$ 102	$ 318	$ 552	$ 1,225

4. The following paragraph is deleted from “Principal Investment Strategies” under “Fund Summary”:

The Fund currently invests its assets in Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

5. The following is added to the first paragraph under “Performance” in “Fund Summary”:

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.